Condensed financial information of the parent company (unaudited) (Tables) - Parent Company [Member]	12 Months Ended
May 31, 2022
Condensed financial information of the parent company (unaudited) (Tables) [Line Items]
Schedule of parent company balance sheet
	May 31, 2022	May 31, 2021

ASSETS
OTHER ASSETS
Receivable from VIE	$61,313	$-
Investment in subsidiaries and VIE	250,591	225,316

Total assets	$311,904	$225,316

LIABILITIES AND EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY

Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 13,000,000 and 10,000,000 shares issued and outstanding as of May 31, 2022 and May 31, 2021)*	13,000	10,000
Additional paid-in capital	230,668	172,355
Retained earnings	64,605	31,192
Statutory reserves	10,429	4,729
Other comprehensive income	(6,798)	7,040
Total equity	311,904	225,316

Total liabilities and stockholders’ equity	$311,904	$225,316

*	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on September 14, 2021.

Schedule of income statement
	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

EQUITY IN INCOME OF SUBSIDIARIES AND VIE	$38,811	$35,806

COSTS AND EXPENSES
General and Administrative expenses	-	-
Total costs and expenses	-	-

INCOME BEFORE INCOME TAXES	38,811	35,806

PROVISION FOR INCOME TAXES	-	-

NET INCOME	38,811	35,806

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(13,838)	7,040
COMPREHENSIVE INCOME	$24,973	$42,846

Schedule of cash flow statements
	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$38,811	$35,806
Adjustments to reconcile net income to cash used in operating activities:
Equity in income of subsidiaries and VIE	(38,811)	(35,806)

Net cash used in operating activities	-	-

CHANGES IN CASH	-	-

CASH, beginning of period	-	-

CASH, end of period	$-	$-